Intangible Assets (Details) - Schedule of Intangible Assets - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Intangible assets
Cost	$ 37,497	$ 12,761
Accumulated amortization	(6,379)	(4,199)
Additions, at cost	11,628	25,620
Amortization current period	(2,352)	(2,329)
Intangible assets, net	$ 40,394	$ 31,853